Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash	$ 91,623	$ 5,403	$ 9,052
Digital currencies	61,306	16,040	$ 22,959
Prepaid expense and other current assets	22,627	46,654
Total current assets	175,556	68,097	$ 32,011
Other assets:
Property and equipment, net	564,205	190,190	$ 3,556
Investment	1,500,000
Websites	7,364	10,700
Deposits	56,700	4,815
Total other assets	2,128,269	205,705	$ 3,556
Total Assets	2,303,825	273,802	35,567
Liabilities and Stockholders' (Deficit)/ Equity
Accounts payable and accrued expense	$ 304,112	$ 258,130	6,603
Customer deposits			$ 4,263
Short term loan from related parties		$ 7,990
Short term loan	$ 45,000
Derivative liability	3,186,372
Total current liabilities	3,535,484	$ 266,120	$ 10,866
Stockholders' (Deficit)/ Equity
Common stock, 975,000,000 shares authorized at $0.001 par value, 170,198,077, 153,186,804 and 100,773,923 shares issued and outstanding, respectively	170,198	153,187	$ 100,774
Treasury stock, at cost, 13,000,000 and 12,750,000 shares at September 30, 2015 and December 31, 2014, respectively	(4,991)	(2,491)
Additional paid in capital	21,761,856	14,594,677	$ (93,198)
Accumulated deficit	(23,158,722)	(14,739,891)	17,125
Total Stockholders' (Deficit)/ Equity	(1,231,659)	7,682	24,701
Total Liabilities and Stockholders' (Deficit)/ Equity	$ 2,303,825	273,802	$ 35,567
Series C Convertible Preferred Stock [Member]
Stockholders' (Deficit)/ Equity
Preferred stock value		$ 2,200